Exhibit 99.1

Deloitte & Touche LLP
3 Second Street
Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202 www.deloitte.com

First Citizens BancShares, Inc.

4300 Six Forks Road

Raleigh, North Carolina 27609

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of small business loans in connection with the proposed offering of First Citizens Loan Trust 2026-SBA1. First Citizens BancShares, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Loan File. Additionally, BofA Securities, Inc. (“BofA” and together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On April 23, 2026, representatives of (i) the Company provided us with a computer-generated small business loan data file and related record layout (the “ Initial Statistical Loan File”) containing data, as represented to us by the Company, as of the close of business on March 31, 2026, with respect to 273 small business loans and (ii) BofA, on behalf of the Company, provided us with a listing (the “Sample Listing”) that included 150 small business loans, each of which were included in the Statistical Loan File (the “Sample Loans”). We make no representations as to the selection criteria used in determining the Sample Loans.

Further, on June 3, 2026, representatives of BofA, on behalf of the Company, provided us with a supplemental data file (the “Supplemental Data File”) containing the “Max FICO” for each of the small business loans set forth on the Initial Statistical Loan File. At the instruction of the Company, we appended the Initial Statistical Loan File with the corresponding information set forth on the Supplemental Data File. The Initial Statistical Loan File, as appended, is hereinafter referred to as the “Statistical Loan File.”

At the instruction of the Company, we performed certain comparisons and recomputations for each of the Sample Loans relating to the small business loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below.

Characteristics

1.  Receivable ID (for informational purposes only)

2.  Original interest rate

3.  Loan type (Variable/Fixed)

4.  Variable Code description

5.  Original principal balance

6.  Original loan term (months)

7.  Maturity date

8.  Rate reset frequency

9.  Reset date

10.  First payment date

11.  Borrowers

12.  Lifetime interest rate floor

13.  Prepayment penalty

14.  Spread

15.  Guarantor

16.  Current principal balance

17.  Funding date

18.  Index*

19.  Next due date

20.  Current interest rate

21.  Days delinquent

22.  UW DSCR

23.  Max FICO

24.  City

25.  Address

26.  State

27.  Zip code

28.  As-is appraised value

29.  Time to next reset

30.  Current LTV

*	For Sample Loans with a loan type of “Variable” as set forth on the Promissory Note (as defined below) only.

We compared Characteristics 2. through. 14. to the corresponding information set forth on or derived from the Promissory Note or any amendments thereto (collectively, the “Promissory Note”).

We compared Characteristic 15. to the corresponding information set forth on the “Commercial Guarantee.”

We compared Characteristics 16. through 20. to the corresponding information set forth on or derived from the “Funding Sheet.”

We compared Characteristic 21. to the corresponding information set forth on the “Delinquency Report.”

We compared Characteristic 22. to the corresponding information set forth on or derived from the “Credit Memo.”

We compared Characteristic 23. to the corresponding information set forth on or derived from the Credit Memo or “Credit Report.”

We compared Characteristics 24. through 28. to the corresponding information set forth on or derived from the “Appraisal.”

With respect to our comparison of Characteristic 29., we recomputed the time to next reset as the number of months between (i) March 31, 2026 and (ii) the reset date (as set forth on the Promissory Note). We compared such recomputed information to the corresponding information set forth on the Statistical Loan File.

With respect to our comparison of Characteristic 30., we recomputed the current LTV as the quotient of (i) the current principal balance (as set forth on the Funding Sheet) and (ii) the as-is appraised value (as set forth on the Appraisal). We compared such recomputed information to the corresponding information set forth on the Statistical Loan File.

For purposes of our procedures and at your instruction:

•	with respect to our comparison of Characteristics 7., 9., 10., 17. and 19., differences of 10 days or less are deemed to be “in agreement;” and

•	with respect to our comparison of Characteristic 22., differences of 0.01 or less are deemed to be “in agreement.”

The small business loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above-mentioned Loan Documents, except as indicated in Appendix A. Supplemental information is contained in Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the small business loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the small business loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Loan File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 4, 2026

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 4, 2026.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	One difference in original interest rate.
2	Two differences in original loan term.
3	One difference in maturity date.
4	One difference in reset date.
5	Two differences in first payment date.
6	Two differences in borrowers.
7	Three differences in spread.
8	One difference in guarantor.
9	One difference in current interest rate.
10	One difference in days delinquent.
11	Five differences in UW DSCR.
12	Twelve differences in max FICO.
13	Ten differences in city.
14	Thirteen differences in address.
15	One difference in state.
16	Eight differences in zip code.
17	Three differences in as-is appraised value.
18	One difference in time to next reset.
19	Three differences in current LTV.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 4, 2026 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
1	[REDACTED]	Original interest rate	7.86%	7.68%
2	[REDACTED]	Original loan term	301 months	300 months
2	[REDACTED]	Original loan term	302 months	303 months
3	[REDACTED]	Maturity date	05/22/2049	04/22/2049
4	[REDACTED]	Reset date	09/20/2030	06/20/2030
5	[REDACTED]	First payment date	10/03/2025	07/03/2025
5	[REDACTED]	First payment date	10/20/2025	07/20/2025
6	[REDACTED]	Borrowers	[REDACTED]	[REDACTED]
6	[REDACTED]	Borrowers	[REDACTED]	[REDACTED]
7	[REDACTED]	Spread	3.73	3.75
7	[REDACTED]	Spread	3.87	3.99
7	[REDACTED]	Spread	3.05	3.15
8	[REDACTED]	Guarantor	[REDACTED]	[REDACTED]
9	[REDACTED]	Current interest rate	7.86	7.68
10	[REDACTED]	Days delinquent	2	0
11	[REDACTED]	UW DSCR	2.30	2.46
11	[REDACTED]	UW DSCR	1.84	1.79
11	[REDACTED]	UW DSCR	1.24	1.31
11	[REDACTED]	UW DSCR	1.79	1.51
11	[REDACTED]	UW DSCR	6.83	6.67
12	[REDACTED]	Max FICO	713	700
12	[REDACTED]	Max FICO	828	836
12	[REDACTED]	Max FICO	823	779
12	[REDACTED]	Max FICO	829	804
12	[REDACTED]	Max FICO	835	830
12	[REDACTED]	Max FICO	779	729
12	[REDACTED]	Max FICO	850	847
12	[REDACTED]	Max FICO	850	851
12	[REDACTED]	Max FICO	813	812
12	[REDACTED]	Max FICO	798	744
12	[REDACTED]	Max FICO	791	815
12	[REDACTED]	Max FICO	832	802
13	[REDACTED]	City	PASADENA	Azusa
13	[REDACTED]	City	LOS ANGELES	Sunland
13	[REDACTED]	City	SHERMAN OAKS	Los Angeles
13	[REDACTED]	City	RIALTO	Bonney Lake
13	[REDACTED]	City	MANHATTAN BCH	Hermosa Beach
13	[REDACTED]	City	BEVERLY HILLS	Los Angeles
13	[REDACTED]	City	CARSON	La Puente
13	[REDACTED]	City	WALNUT	La Verne
13	[REDACTED]	City	MIAMI	Sweetwater

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Loan File	Characteristic set forth on or derived from the Loan Documents
13	[REDACTED]	City	BROADVIEW HEIGHTS	Wadsworth
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
14	[REDACTED]	Address	[REDACTED]	[REDACTED]
15	[REDACTED]	State	CA	WA
16	[REDACTED]	Zip code	91107	91702
16	[REDACTED]	Zip code	91762	91786
16	[REDACTED]	Zip code	92376	98391
16	[REDACTED]	Zip code	90266	90254
16	[REDACTED]	Zip code	90210	90023
16	[REDACTED]	Zip code	90745	91744
16	[REDACTED]	Zip code	91789	91750
16	[REDACTED]	Zip code	44147	44281
17	[REDACTED]	As-is appraised value	$1,073,012.00	$1,000,000.00
17	[REDACTED]	As-is appraised value	$1,350,000.00	$1,100,000.00
17	[REDACTED]	As-is appraised value	$3,403,350.00	$3,500,000.00
18	[REDACTED]	Time to next reset	54	51
19	[REDACTED]	Current LTV	49.57%	53.19%
19	[REDACTED]	Current LTV	51.87%	63.65%
19	[REDACTED]	Current LTV	49.61%	48.24%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.